UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:        9/30/05
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Walnut Asset Management LLC
                 -------------------------------
   Address:      1617 JFK Blvd, Ste 500
                 -------------------------------
                 Phila, Pa 19103
                 -------------------------------

                 -------------------------------

Form 13F File Number:
                      ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Maryann Perrino
         -------------------------------
Title:
         -------------------------------
Phone:   215-789-6188
         -------------------------------

Signature, Place, and Date of Signing:

Maryann Perrino                    Phila, PA            October 18, 2005
--------------------------------   ------------------   ----------------
[Signature]                        [City, State]        [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    / / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

   List of Other Managers Reporting for this Manager:
   [If there are no entries in this list, omit this section.]

        Form 13F File Number        Name

        ---------------             ------------------------------------

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                   0
                                                          --------------------
Form 13F Information Table Entry Total:                            151
                                                           --------------------

Form 13F Information Table Value Total:                     $  239,985
                                                           --------------------
                                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.] NONE

     No.       Form 13F File Number         Name

     ------    --------------------         ---------------------------------

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          Com              88579Y101     5486    74780 SH       SOLE                    74780
Abbott Labs                    Com              002824100     1114    26284 SH       SOLE                    26284
Adesa Inc                      Com              00686U104      570    25776 SH       SOLE                    25776
Air Prods & Chems Inc          Com              009158106     2266    41093 SH       SOLE                    41093
Alcoa Inc                      Com              013817101     2578   105585 SH       SOLE                   104985               600
Allete Inc                     Com              018522102      408     8916 SH       SOLE                     8916
Altria Group Inc               Com              02209S103      761    10318 SH       SOLE                    10318
AmSouth Bancorp                Com              032165102     1937    76680 SH       SOLE                    76680
American Express Co            Com              025816109      488     8500 SH       SOLE                     8500
American Intl Group            Com              026874107     1147    18519 SH       SOLE                    18519
Amgen Inc                      Com              031162100     3893    48865 SH       SOLE                    48865
Anheuser Busch Cos Inc         Com              035229103      452    10500 SH       SOLE                    10500
Aqua America Inc               Com              03836W103     1425    37493 SH       SOLE                    37493
Automatic Data Process         Com              053015103     3513    81615 SH       SOLE                    81315               300
Avery Dennison Corp            Com              053611109      969    18500 SH       SOLE                    18500
Avon Prods Inc                 Com              054303102      258     9566 SH       SOLE                     9566
BP Plc Spons ADR               Com              055622104     3640    51381 SH       SOLE                    51381
Bank Of America Corp           Com              060505104     3856    91603 SH       SOLE                    91159               444
Baxter International           Com              071813109      307     7700 SH       SOLE                     7700
Beckman Coulter                Com              075811109      898    16640 SH       SOLE                    16640
Becton Dickinson & Co          Com              075887109     1588    30281 SH       SOLE                    30281
Bellsouth Corp                 Com              079860102      682    25927 SH       SOLE                    25927
Berkshire Hathaway Cl B        Com              084670207      718      263 SH       SOLE                      263
Black & Decker Corp            Com              091797100      714     8700 SH       SOLE                     8700
Blackrock Municipal Target Ter Com              09247M105      159    15800 SH       SOLE                    15800
Boeing Co                      Com              097023105     3302    48600 SH       SOLE                    48600
Bristol Myers Squibb           Com              110122108     1481    61538 SH       SOLE                    61538
Burlington Nrthn Santa         Com              12189T104      346     5778 SH       SOLE                     5778
Burlington Resources           Com              122014103      757     9315 SH       SOLE                     8915               400
CONOCOPHILLIPS.                Com              20825C104      662     9466 SH       SOLE                     9466
Cabot Corp                     Com              127055101     1573    47665 SH       SOLE                    47665
Cabot Microelectronics         Com              12709P103      385    13091 SH       SOLE                    13091
Cabot Oil & Gas                Com              127097103      238     4713 SH       SOLE                     4713
Caterpillar Inc Del            Com              149123101      235     4000 SH       SOLE                     4000
Centurytel Inc                 Com              156700106      385    10993 SH       SOLE                    10993
Chevron Corp                   Com              166764100     8238   127262 SH       SOLE                   127077               185
Chubb Corp                     Com              171232101     2304    25732 SH       SOLE                    25732
Cigna Corp                     Com              125509109      642     5446 SH       SOLE                     5446
Cisco Sys Inc                  Com              17275R102      943    52650 SH       SOLE                    52250               400
Citigroup Inc                  Com              172967101     4186    91959 SH       SOLE                    91959
Coca Cola Co                   Com              191216100     1760    40756 SH       SOLE                    40756
Colgate Palmolive Co           Com              194162103      908    17200 SH       SOLE                    17200
Comcast Corp Cl A              Com              20030N101      312    10607 SH       SOLE                    10607
Comcast Corp Cl A Spl          Com              20030N200     1367    47499 SH       SOLE                    47499
Commerce Bancshares            Com              200525103      332     6447 SH       SOLE                     6447
Commerce Group Inc Mass        Com              200641108      290     5000 SH       SOLE                     5000
Computer Sciences Corp         Com              205363104      308     6500 SH       SOLE                     6500
ConAgra Foods Inc              Com              205887102     2519   101795 SH       SOLE                   101395               400
Corning Inc                    Com              219350105      637    32975 SH       SOLE                    32975
DJ US Healthcare Sector iShare Com              464287762     1115    17939 SH       SOLE                    17939
Deere & Co                     Com              244199105      275     4492 SH       SOLE                     4492
Dell Inc                       Com              24702R101     1400    40950 SH       SOLE                    40950
Dentsply International         Com              249030107      783    14500 SH       SOLE                    14500
Disney Walt Co                 Com              254687106     2130    88260 SH       SOLE                    88260
Dominion Res Va                Com              25746U109     1180    13701 SH       SOLE                    13701
Dow Chem Co                    Com              260543103      234     5610 SH       SOLE                     5610
Du Pont E I De Nemours         Com              263534109     4077   104088 SH       SOLE                   104088
Duke Energy Corp               Com              264399106      725    24850 SH       SOLE                    24850
Duke Realty Corp               Com              264411505      228     6740 SH       SOLE                     6740
Emerson Elec Co                Com              291011104     4865    67757 SH       SOLE                    67457               300
Exxon Mobil Corp               Com              30231G102    15015   236312 SH       SOLE                   236312
FPL Group Inc                  Com              302571104     1713    35979 SH       SOLE                    35577               402
First Financial Holdings       Com              320239106      308    10000 SH       SOLE                    10000
Gannett Inc                    Com              364730101      956    13894 SH       SOLE                    13694               200
General Elec Co                Com              369604103     9263   275103 SH       SOLE                   275103
General Mills                  Com              370334104      536    11127 SH       SOLE                    11127
Gillette Co                    Com              375766102      402     6900 SH       SOLE                     6900
Glaxo SmithKline ADR           Com              37733W105      764    14895 SH       SOLE                    14895
Guidant Corp                   Com              401698105      410     5950 SH       SOLE                     5950
Harley Davidson Inc            Com              412822108     2036    42035 SH       SOLE                    42035
Heinz H J Co                   Com              423074103     1084    29661 SH       SOLE                    29661
Home Depot Inc                 Com              437076102     1068    28000 SH       SOLE                    28000
IShares MSCI EAFE Index Fd     Com              464287465      404     6945 SH       SOLE                     6945
Ingersoll-Rand Co Cl A         Com              G4776G101     2389    62500 SH       SOLE                    62500
Intel Corp                     Com              458140100     3104   125930 SH       SOLE                   125930
International Bus Mach         Com              459200101     6350    79156 SH       SOLE                    79056               100
Intl Paper Co                  Com              460146103      348    11677 SH       SOLE                    11677
Ishares MSCI Japan Index Fd    Com              464286848      920    75450 SH       SOLE                    75450
Ishares Tr DJ Us Tech Sec      Com              464287721     1286    26435 SH       SOLE                    26435
Ishares Tr S&P 500 Index       Com              464287200      204     1660 SH       SOLE                     1660
Ishares Tr S&P 500/Bar Growth  Com              464287309     3740    63850 SH       SOLE                    63850
Ishares Tr S&P Small Cap 600   Com              464287804      740    12815 SH       SOLE                    12815
JPMorgan Chase & Co            Com              46625H100     3660   107856 SH       SOLE                   107356               500
Johnson & Johnson              Com              478160104    12091   191071 SH       SOLE                   191071
Johnson Ctls Inc               Com              478366107     1405    22648 SH       SOLE                    22648
KB Home                        Com              48666K109      664     9070 SH       SOLE                     9070
Keycorp                        Com              493267108      229     7100 SH       SOLE                     7100
Kimberly Clark Corp            Com              494368103     1619    27188 SH       SOLE                    27188
Koninkijke Philips Elec Reg Sh Com              500472303      280    10504 SH       SOLE                    10504
Liberty All-Star Equity Fd     Com              530158104      121    13534 SH       SOLE                    13534
Liberty Ppty Tr Sh Ben Int     Com              531172104      234     5500 SH       SOLE                     5500
Lilly Eli & Co                 Com              532457108      931    17400 SH       SOLE                    17400
Lucent Technologies            Com              549463107      257    79172 SH       SOLE                    79172
MBIA Inc                       Com              55262C100      688    11350 SH       SOLE                    11350
MDU Resources Group            Com              552690109      289     8100 SH       SOLE                     8100
Marshall & Ilsley Corp         Com              571834100     1978    45454 SH       SOLE                    45454
McDonald's Corp                Com              580135101      499    14900 SH       SOLE                    14900
McGraw-Hill Inc                Com              580645109      245     5100 SH       SOLE                     5100
McKesson Corp                  Com              58155Q103      375     7900 SH       SOLE                     7900
Medco Health Solutions         Com              58405U102      948    17298 SH       SOLE                    16874               424
Medtronic Inc                  Com              585055106     2508    46775 SH       SOLE                    46575               200
Mellon Finl Corp               Com              58551A108      940    29402 SH       SOLE                    29402
Merck & Co Inc                 Com              589331107     1919    70540 SH       SOLE                    70540
Merrill Lynch & Co Inc         Com              590188108     1855    30230 SH       SOLE                    30230
Microsoft Corp                 Com              594918104     3308   128574 SH       SOLE                   128574
Midcap Spdr Tr Ser 1           Com              595635103     1017     7771 SH       SOLE                     7771
Morgan Stanley                 Com              617446448      388     7192 SH       SOLE                     7192
Motorola Inc                   Com              620076109      766    34750 SH       SOLE                    34750
MuniHldgs Florida Insd         Com              62624W105      280    19000 SH       SOLE                    19000
Nisource Inc                   Com              65473P105     1987    81920 SH       SOLE                    81420               500
Norfolk Southern Corp          Com              655844108      693    17094 SH       SOLE                    17094
Nuveen Muni Advantage Fd       Com              67062H106      222    14000 SH       SOLE                    14000
PNC Finl Svcs Group            Com              693475105      841    14492 SH       SOLE                    14492
PPG Inds Inc                   Com              693506107      471     7957 SH       SOLE                     7957
PPL Corporation                Com              69351T106      599    18536 SH       SOLE                    18536
Pall Corp                      Com              696429307      765    27800 SH       SOLE                    27800
Parkvale Financial             Com              701492100      215     7860 SH       SOLE                     7860
Pepsico Inc                    Com              713448108     5780   101922 SH       SOLE                   101922
Pfizer Inc                     Com              717081103     2968   118849 SH       SOLE                   118849
Pitney Bowes Inc               Com              724479100      334     8000 SH       SOLE                     8000
Procter & Gamble Co            Com              742718109     5595    94092 SH       SOLE                    94092
Progress Energy Inc            Com              743263105      361     8075 SH       SOLE                     8075
Public Svc Enterprise          Com              744573106      239     3711 SH       SOLE                     3711
Radioshack Corp                Com              750438103      258    10400 SH       SOLE                    10400
Raytheon Co                    Com              755111507      200     5265 SH       SOLE                     5265
Rohm & Haas Co                 Com              775371107      390     9483 SH       SOLE                     9483
Royal Dutch Shell PLC ADR Cl A Com              780259206     1033    15740 SH       SOLE                    15740
SBC Communications             Com              78387G103     2642   110214 SH       SOLE                   110214
Schering Plough Corp           Com              806605101      363    17267 SH       SOLE                    17267
Schlumberger Ltd               Com              806857108      787     9325 SH       SOLE                     9125               200
Spdr Tr Unit Ser 1             Com              78462F103      284     2305 SH       SOLE                     2305
Sprint Nextel Corp             Com              852061100      533    22427 SH       SOLE                    22427
State Str Corp                 Com              857477103      746    15245 SH       SOLE                    15245
Suntrust Bks Inc               Com              867914103      686     9884 SH       SOLE                     9884
Sysco Corp                     Com              871829107     2031    64745 SH       SOLE                    64345               400
Target Corp                    Com              87612E106     1310    25225 SH       SOLE                    24925               300
Teleflex Inc                   Com              879369106      275     3900 SH       SOLE                     3900
Texas Instruments              Com              882508104     4044   119305 SH       SOLE                   118905               400
Unilever N V N Y Shs           Com              904784709      229     3204 SH       SOLE                     3204
Union Pac Corp                 Com              907818108      940    13110 SH       SOLE                    13110
United Technologies Cp         Com              913017109      441     8500 SH       SOLE                     8500
Vanguard Index Tr Stk Mkt Vipe Com              922908769     4188    34510 SH       SOLE                    34510
Varian Medical Systems         Com              92220P105      205     5200 SH       SOLE                     5200
Verizon Communications Com     Com              92343V104     4697   143693 SH       SOLE                   143393               300
Wachovia Corp                  Com              929903102     3565    74913 SH       SOLE                    74913
Wal Mart Stores Inc            Com              931142103      375     8550 SH       SOLE                     8550
Wells Fargo & Co               Com              949746101     1142    19505 SH       SOLE                    19505
Williams Cos Inc Del           Com              969457100      298    11900 SH       SOLE                    11900
Wyeth                          Com              983024100     2905    62787 SH       SOLE                    62487               300
Ishares Tr 1-3 Yr Tr Index     Com              464287457      558 6918.000 SH       SOLE                 6918.000
Ishares Tr GS Corp Bd          Com              464287242      303 2772.000 SH       SOLE                 2772.000